Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
Disclosure of Trade and Other Payables

	2022 A$	2021 A$
Current
Trade payables	1,556,881	1,028,744
Accrued expenses	1,229,399	785,646
	2,786,280	1,814,390